OTHER INCOME (EXPENSE), NET	12 Months Ended
Jun. 30, 2026
Other Income and Expenses [Abstract]
OTHER INCOME (EXPENSE), NET

NOTE 3 — OTHER INCOME (EXPENSE), NET

The components of other income (expense), net were as follows:

(In millions)

Year Ended June 30,	2026	2025	2024

Interest and dividends income	$3,301	$2,647	$3,157
Interest expense	(3,051)	(2,385)	(2,935)
Net recognized gains (losses) on investments	4,385	(349)	(118)
Net gains (losses) on derivatives	1,867	(260)	(187)
Net gains (losses) on foreign currency remeasurements	(527)	171	(244)
Other, net	4,722	(4,725)	(1,319)

Total	$10,697	$(4,901)	$(1,646)

Other income (expense), net included $6.5 billion of net gains, $4.8 billion of net losses, and $1.5 billion of net losses for fiscal years 2026, 2025, and 2024, respectively, from investments in OpenAI, primarily net recognized gains (losses) on our equity method investment reflected in Other, net. The net gains recorded for fiscal year 2026 primarily relate to the dilution gain from the OpenAI Recapitalization.

Net Recognized Gains (Losses) on Investments

Net recognized gains (losses) on debt investments were as follows:

(In millions)

Year Ended June 30,	2026	2025	2024

Realized gains from sales of available-for-sale securities	$103	$40	$22
Realized losses from sales of available-for-sale securities	(56)	(65)	(98)
Impairments and allowance for credit losses	(26)	8	23

Total	$21	$(17)	$(53)

Net recognized gains (losses) on equity investments were as follows:

(In millions)

Year Ended June 30,	2026	2025	2024

Net realized gains on investments sold	$125	$83	$18
Net unrealized gains on investments still held	4,391	536	146
Impairments of investments	(152)	(951)	(229)

Total	$4,364	$(332)	$(65)